COMMITMENTS (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended			125 Months Ended		3 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended		125 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Sep. 27, 2012	Aug. 28, 2012	Aug. 31, 2012 Vehicles Lease [Member]	Aug. 31, 2011 Vehicles Lease [Member]	Nov. 30, 2012 Office Facilities Lease [Member]	Aug. 31, 2012 Office Facilities Lease [Member]	Jun. 22, 2011 SAFC Pharma [Member]	Feb. 17, 2006 First Agreement With Hadasit [Member]	Aug. 31, 2012 Bio-Jerusalem [Member]	Nov. 30, 2012 Bio-Jerusalem [Member]	Nov. 30, 2012 ADRES [Member]	Apr. 21, 2009 ADRES [Member]	Feb. 10, 2010 Vetgenerics Research G. Ziv Ltd [Member]	Aug. 31, 2012 Vetgenerics Research G. Ziv Ltd [Member]	Feb. 15, 2011 Advisor [Member]	Nov. 30, 2012 Advisor [Member]	Aug. 15, 2011 Consultant [Member]	Feb. 15, 2011 Consultant [Member]	Aug. 31, 2012 Consultant [Member]	Aug. 08, 2012 Dr. Michael Berelowitz M.D. [Member]	Nov. 30, 2012 Dr. Michael Berelowitz M.D. [Member]	Nov. 30, 2012 Chief Scientist Office [Member]	Aug. 31, 2012 Chief Scientist Office [Member]	Aug. 31, 2011 Chief Scientist Office [Member]	Aug. 31, 2012 Chief Scientist Office [Member]	Aug. 31, 2012 Chief Scientist Office [Member] Minimum [Member]	Aug. 31, 2012 Chief Scientist Office [Member] Maximum [Member]
Related Party Transaction [Line Items]
Commitments for consulting services																										$ 154,320
Commitments for consulting services, time period																												P1Y		9 months	5 years
Management fee percentage																					10.00%
Professional services									221,218	344,277	1,899,744													160,000
Commitments for consulting service, amount specified to be paid in monthly fixed fees																									110,000
Commitments for consulting service, monthly fixed fee																									10,000						8,000
Shares to be issued for services																												25,000
Royalty percentage																						4.00%	4.00%								8.00%								3.00%	3.50%
Royalty percentage, maximum percentage of grants received																						100.00%	100.00%													100.00%		100.00%
Capital raise amount																							12,320												1,332,374
Commitments for consulting service, amount to be paid after milestone achievement																									51,000
Consulting fees paid for first three milestones																								50,000
Accounts payable														3,500,000									65,053
Number of shares authorized by warrant					182,292								2,826		246,341													62,500			20,834			6,373
Warrant term	5 years		5 years		5 years			5 years
Exercise price per share	6.0			6.0	6.0			6.0	6.0		6.0				4.44													6.0			12.0
Warrants vesting, number of installments																												12			5		2
Fair value of options granted		11,050																										121,304	105,455		62,185	54,345	114,694
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%																		0.00%	0.00%		0.00%	0.00%	0.00%
Expected volatility		79.28%																										76.82%	74.64%		78.65%	75.41%	76.03%
Risk-free interest rate		2.09%																										0.81%	0.55%		3.62%	1.29%	1.0375%
Remaining contractual life		5		5																								5	4.2		10	8.5	5.75
Purchase order																				600,000
Research and development expenses						392,626	184,016		1,680,845	1,159,309	9,532,694	9,925,320										52,733					129,570								22,378	372,959	296,995	1,415,557
Long-term Purchase Commitment [Line Items]
Operating lease term																3 years		57 months	57 months
Lease expenses																29,543	37,144
Monthly lease payment																		892	844
Future lease payments due in 2012																21,201		12,441	11,768
Future lease payments due in 2013																8,237		16,215	15,338
Future lease payments due in 2014																686		17,669	16,713
Deposit for lease agreement																$ 7,840